Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment and other income:
Interest income and dividends	$ 11,178,607
Net appreciation in fair value of investments	291,108,066
Total investment and other income	302,286,673
Contributions:
Employer	51,243,591
Participants	57,159,902
Rollovers	7,449,264
Total contributions	115,852,757
Benefits paid to participants	(228,543,753)
Administrative expenses	(1,261,054)
Total benefits paid and administrative expenses	(229,804,807)
Net increase	188,334,623
Transfer from another qualified plan	2,616,528
Net assets available for benefits:
Beginning of year	2,280,603,609
End of year	$ 2,471,554,760